FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Short-term investments:
Cash equivalents	$ 4,043	$ 13,919
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury [Member]
Short-term investments:
Cash equivalents	35,290	0
Marketable securities	$ 9,284	$ 23,629